Segments - Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue from services									$ 782,710	$ 928,572	$ 305,301
Revenue from products									107,759	83,467	80,146
Revenue from transfer of intellectual property and other									75,537	105,455	62,070
Operating loss									(276,442)	(96,551)	(120,580)
Depreciation and amortization									102,093	96,576	42,248
Income (loss) from investment in investees									(14,471)	(7,652)	(7,105)
Revenues	$ 160,983	$ 246,040	$ 292,601	$ 266,382	$ 246,892	$ 269,331	$ 332,322	$ 268,949	966,006	1,117,494	447,517
Assets	2,589,956				2,766,619				2,589,956	2,766,619
Goodwill	717,099				704,603				717,099	704,603	743,348
United States
Segment Reporting Information [Line Items]
Revenues									803,853	933,498	322,341
Ireland
Segment Reporting Information [Line Items]
Revenues									80,905	114,509	56,890
Chile
Segment Reporting Information [Line Items]
Revenues									44,286	35,364	29,885
Spain
Segment Reporting Information [Line Items]
Revenues									18,285	15,812	16,622
Israel
Segment Reporting Information [Line Items]
Revenues									13,951	15,317	18,107
Mexico
Segment Reporting Information [Line Items]
Revenues									4,605	2,988	3,672
Other
Segment Reporting Information [Line Items]
Revenues									121	6	0
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Revenue from services									0	0	140
Revenue from transfer of intellectual property and other									0	0	0
Operating loss									(55,615)	(60,040)	(46,512)
Depreciation and amortization									138	89	85
Income (loss) from investment in investees									0	0	0
Assets	66,004				63,181				66,004	63,181
Goodwill	0				0				0	0
Segment Reconciling Items
Segment Reporting Information [Line Items]
Operating loss									0	0	(1,280)
Pharmaceutical | Operating Segments
Segment Reporting Information [Line Items]
Revenue from services									0	0	0
Revenue from products									107,759	83,467	80,146
Revenue from transfer of intellectual property and other									75,537	105,455	62,070
Operating loss									(84,287)	(33,117)	(62,494)
Depreciation and amortization									27,513	18,254	10,245
Income (loss) from investment in investees									(12,646)	(7,665)	(7,105)
Assets	1,282,564				1,294,916				1,282,564	1,294,916
Goodwill	264,313				251,817				264,313	251,817
Diagnostics | Operating Segments
Segment Reporting Information [Line Items]
Revenue from services									782,710	928,572	305,161
Revenue from transfer of intellectual property and other									0	0	0
Operating loss									(136,540)	(3,394)	(10,294)
Depreciation and amortization									74,442	78,233	31,918
Income (loss) from investment in investees									(1,825)	13	$ 0
Assets	1,241,388				1,408,522				1,241,388	1,408,522
Goodwill	$ 452,786				$ 452,786				$ 452,786	$ 452,786